Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation	$ 387,358	$ 339,505
Common shares, issued (in shares)	27,827,282	30,022,928
Common shares, outstanding (in shares)	27,827,282	30,022,928
Treasury shares (in shares)	1,406,461	1,564,813